Expense Example {- Fidelity® Commodity Strategy Fund} - 07.31 Fidelity Commodity Strategy Fund PRO-08 - Fidelity® Commodity Strategy Fund - Fidelity Commodity Strategy Fund-Default	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762